30 Equity	12 Months Ended
Dec. 31, 2020
EQUITY
Equity
30	Equity
30.1	Capital

Capital consists of common and preferred shares. Each common share entitles its holder to one vote in the general shareholders’ meetings. Preferred shares do not have voting rights and have two classes “A” and “B”.

According to Article 17 and following paragraphs of Federal Law No. 6,404/76, dividends paid to preferred shares must be at least 10% higher than those paid to common shares.

Class “A” preferred shares have priority in the reimbursement of capital and in the distribution of minimum dividends of 10% p.a. (non-cumulative), calculated based on the capital represented by this class of shares.

Class “B” preferred shares have priority in the reimbursement of capital and the right to the distribution of dividends, calculated as 25% of adjusted profit or loss for the year, pursuant to the corporate legislation and to the Company’s by-laws, calculated proportionately to the capital represented by the shares of this class. Dividends for Class “B” have priority only over the common shares and are only paid out of the remaining profits payment of priority dividends of class “A” shares.

On March 11, 2021, the General Meeting approved the submission of the proposal for comprehensive amendment and consolidation of the Company's bylaws, including, among other changes, the share split of the Company, in the proportion of one share for ten shares, so that, for every one share issued by the Company, nine new shares of the same class and type will be credited.

At December 31, 2020, paid-in capital is R$ 10,800,000 (R$ 10,800,000 as at December 31, 2019). It includes shares (with no par value) and the main shareholders are presented below, already considering the adjusted number of shares after the split approved by Management:

								Number of shares in units
Shareholders	Common		Class "A” Preferred		Class “B” preferred		Total
	in share	%	in share	%	in share	%	in share	%
State of Paraná	850,285,980	58.63	-	-	-	-	850,285,980	31.07
BNDES	382,987,750	26.41	-	-	272,820,060	21.26	655,807,810	23.96
Eletrobras	15,307,740	1.06	-	-	-	-	15,307,740	0.56
Free float:
B3	197,200,880	13.59	767,830	23.50	774,780,030	60.40	972,748,740	35.56
NYSE	1,163,450	0.08	-	-	233,148,470	18.17	234,311,920	8.56
Latibex	-	-	-	-	1,721,110	0.13	1,721,110	0.06
City Halls	1,783,930	0.12	93,260	2.85	34,710	-	1,911,900	0.07
Other shareholders	1,581,070	0.11	2,406,430	73.65	471,050	0.04	4,458,550	0.16
	1,450,310,800	100.00	3,267,520	100.00	1,282,975,430	100.00	2,736,553,750	100.00
30.2	Equity valuation adjustments

Fair values of fixed assets – deemed costs – were recognized on the first-time adoption of IFRS. The line item “Equity value adjustments” was the balancing item of this adjustment, net of deferred income tax and social contribution. The realization of such adjustments is recorded in the retained earnings line item, to the extent of the depreciation or possible disposal of the measured fixed assets.

Adjustments arising from the changes in fair value involving financial assets, as well as actuarial gains and losses, are also recorded in this line item.

Balance as of January 1, 2019	785,610
Actuarial liabilities
Post employment benefits	(186,628)
Taxes on adjustments	63,444
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(100,342)
Taxes on adjustments	34,116
Attributed to non-controlling interest	(4,273)
Balance as of December 31, 2019	591,927
Adjusts to actuarial liabilities
Post employment benefits	(271,345)
Taxes on adjustments	92,190
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(90,347)
Taxes on adjustments	30,717
Attributed to non-controlling interest	207
Balance as of December 31, 2020	353,349
30.3	Legal reserve and profit retention reserve

The amount of 5% of profit for the year is allocated to the legal reserve, before any other allocation, limited to 20% of capital.

The profit retention reserve is earmarked for covering the Company's investment program, according to Article 196 of Law No. 6,404/1976. It is funded by retaining the remaining profit or loss after setting up the legal reserve, interest on capital and dividends proposed.

30.4	Proposed dividend distribution

Parent Company		Restated	Restated
	12.31.2020	12.31.2019	12.31.2018
Calculation of minimum mandatory dividend (25%)
Net income for the year	3,904,202	1,989,946	1,407,063
Legal Reserve (5%)	(195,210)	(99,497)	(70,353)
Realization of equity evaluation adjustment	59,630	66,226	67,086
Calculation basis for minimum mandatory dividends	3,768,622	1,956,675	1,403,796
(1) Minimum mandatory dividend	942,156	489,169	350,949

(2) Interest on own capital - gross value	807,500	643,000	280,000
Tax on interest on own capital	(76,401)	(56,584)	(27,593)
(3) Interest on own capital, net	731,099	586,416	252,407

(4)Complement to reach the mandatory minimum	211,057	-	98,542
(5) Proposed additional dividend from non-capitalized earnings reserve (30.4.1)	1,507,449	-	-
(6) Total proposed distribution, net	2,435,463	586,416	350,949
(7) Total proposed distribution	2,526,006	643,000	378,542
Gross value of dividends per share:
Ordinary shares	0.88128	0.22423	0.13195
Class “A” preferred shares	1.27172	0.39466	0.28905
Class “B” preferred shares	0.96941	0.24669	0.14515

Gross value of dividends per class of shares:
Ordinary shares	1,278,126	325,210	191,369
Class “A” preferred shares	4,155	1,291	950
Class “B” preferred shares	1,243,725	316,499	186,223

The gross value per share presented were calculated based on the new number of shares, after the share split approved at the General Meeting, as described in Note 30.1.

In accordance with the legal and statutory provisions in effect, the basis for calculating mandatory dividends is obtained from net income, less the quota allocated to the legal reserve. However, Management decided to add to the calculation basis the realization of the equity valuation adjustments, which is dealt with in IAS 16, 40 and IFRS 1, in order to void the effect of the increase in depreciation expense arising from the adoption accounting standards, as well as IAS 16 - Property, Plant and Equipment. This procedure reflects the Company's shareholder remuneration policy, which will be practiced during the realization of the entire reserve for equity valuation adjustments.

30.4.1	Additional proposed dividend from non-capitalized revenue reserve

Considering that Copel has profit retention reserves corresponding to the allocation of prior-year profits that have not yet been capitalized, that a relevant portion of the profit for 2020 has not yet been realized financially (reflecting the final and unappealable decision for the lawsuit that recognized the right of Copel DIS to exclude from the PIS and COFINS calculation basis the full amount of ICMS separately stated in the sales invoices) and, finally, the need to allocate part of the profit for 2020 to the investment program expected for 2021, the payment of the proposed additional dividend will be made with a balance of profit reserves from previous non-capitalized periods.

30.5	Earnings per share – basic and diluted

Parent Company	Continuing	Discontinued		Continuing	Discontinued	Restated	Continuing	Discontinued	Restated
	operations	operations	12.31.2020	operations	operations	12.31.2019	operations	operations	12.31.2018
Basic and diluted numerator
Basic and diluted earnings allocated by classes of shares, allocated to controlling shareholders:
Common shares	1,935,144	40,607	1,975,751	1,051,809	(44,707)	1,007,102	662,546	49,688	712,234
Class “A” preferred shares	5,783	100	5,883	2,920	(111)	2,809	1,652	124	1,776
Class “B” preferred shares	1,883,054	39,514	1,922,568	1,023,538	(43,503)	980,035	644,703	48,350	693,053
	3,823,981	80,221	3,904,202	2,078,267	(88,321)	1,989,946	1,308,901	98,162	1,407,063
Basic and diluted denominator
Weighted average of shares (in thousands):
Common shares	1,450,310,800	1,450,310,800	1,450,310,800	1,450,310,800	1,450,310,800	1,450,310,800	1,450,310,800	1,450,310,800	1,450,310,800
Class “A” preferred shares	3,268,067	3,268,067	3,268,067	3,273,682	3,273,682	3,273,682	3,286,270	3,286,270	3,286,270
Class “B” preferred shares	1,282,974,883	1,282,974,883	1,282,974,883	1,282,969,268	1,282,969,268	1,282,969,268	1,282,956,680	1,282,956,680	1,282,956,680
	2,736,553,750	2,736,553,750	2,736,553,750	2,736,553,750	2,736,553,750	2,736,553,750	2,736,553,750	2,736,553,750	2,736,553,750

Basic and diluted earnings per share attributable to controlling shareholders
Common shares	1.33430	0.02800	1.36229	0.72523	(0.03083)	0.69440	0.45683	0.03426	0.49109
Class “A” preferred shares	1.76982	0.03080	1.80062	0.89086	(0.03391)	0.85790	0.50251	0.03769	0.54020
Class “B” preferred shares	1.46773	0.03080	1.49852	0.79778	(0.03391)	0.76388	0.50251	0.03769	0.54020

The results presented were calculated based on the new number of shares, after the share split approved at the General Meeting, as described in Note 30.1.